Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes payable, net of debt discount		$ 105	$ 93
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,846,785	10,562,640	10,334,357
Common stock, shares outstanding	12,846,785	10,562,640	10,334,357
Pro Forma [Member]
Common stock, shares issued		11,211,179
Common stock, shares outstanding		11,211,179